SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 1,898	$ 1,127
Charges to expenses	974	1,263
Write offs	(544)	(389)
Foreign currency translation adjustments	(103)	(103)
Balance at end of the year	$ 2,225	$ 1,898